Long-Term Debt and Capital Lease Obligations (Tables) - BCP QUALTEK HOLDCO, LLC	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Schedule of carrying values and estimated fair values of debt instruments and capital lease obligations

Debt outstanding, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	October 2,	December 31,
	2021	2020
Line of credit	$96,242	$59,837
Term loan	353,872	361,045
Acquisition debt	34,718	10,575
Convertible notes – related party	30,568	—
Convertible notes – June 2021	44,400	—
Capital lease obligations	25,620	23,069
Less: unamortized financing fees	(12,873)	(13,854)
Less: convertible debt discount	(7,498)	—
	565,049	440,672
Less: current maturities of long-term debt	(110,395)	(20,139)
Less: current portion of capital lease obligations, net of capital lease interest	(9,150)	(7,110)
	$445,504	$413,423

Debt outstanding as of December 31, 2020 and 2019, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	2020	2019
Line of credit	$59,837	$46,554
Term loan	361,045	370,609
Acquistion debt	10,575	—
Capital lease obligations	25,751	11,959
Less: amounts representing interest	(2,682)	(1,327)
Less: unamortized financing fees	(13,854)	(16,830)
	440,672	410,965
Less: current portion of long-term debt	(20,139)	(9,564)
Less: current portion of capital lease obliations, net of capital lease interest	(7,110)	(3,902)
	$413,423	$397,499

Schedule of minimum payments of long-term debt and capital lease obligations

The minimum payments of the Company’s long-term debt and capital lease obligations are as follows (in thousands):

				Capital
	Line of	Term	Acquisition	lease
	credit	loan	debt	obligations	Total
2021	$—	$9,564	$10,575	$8,287	$28,426
2022	—	9,564	—	7,318	16,882
2023	59,837	9,564	—	6,397	75,798
2024	—	9,564	—	3,105	12,669
2025	—	9,564	—	644	10,208
Thereafter	—	313,225	—	—	313,225
Total	$59,837	$361,045	$10,575	$25,751	$457,208